[Aetna Logo]                                     Kevin Krauss
Retirement Services                              Prospectus Development Unit
                                                 151 Farmington Avenue, TS41
                                                 Hartford, CT 06156
                                                 860-273-9792
                                                 FAX: 860-273-3004

May 1, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Variable Life Account B of Aetna Life Insurance and Annuity Company. - File Nos. 33-75974, 811-2513; CIK 0000103007



Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically with the Commission on April 20, 1998. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-9792.


Sincerely,

/s/ Kevin Krauss

Kevin Krauss
Prospectus Development Unit